Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	80 Months Ended	84 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000015864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%			7.45%				8.71%
C000015866 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%			7.65%				8.93%
C000189825 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%			7.80%			8.19%
C000015865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%			5.92%				7.80%
C000015867 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%			6.39%				7.64%
C000015868 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%			6.91%				8.16%
C000189826 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%			7.64%			8.02%
C000131602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%			7.83%				9.10%
C000214992 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%			8.43%	8.60%
C000015871 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%			9.22%				9.90%
C000015873 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%			9.42%				10.12%
C000015872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%			7.64%				8.98%
C000015876 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%			8.12%				8.81%
C000015877 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%			8.66%				9.35%
C000189827 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%			9.44%			9.15%
C000131603 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%			9.57%				10.28%
C000236300 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%		10.27%
C000015878 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%			6.86%				8.78%
C000015880 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%			7.07%				8.99%
C000189829 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%			7.23%			7.93%
C000015879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%			5.33%				7.86%
C000087957 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%			5.80%				7.70%
C000015881 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%			6.32%				8.23%
C000189828 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%			7.07%			7.77%
C000131604 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%			7.22%				9.15%
C000236301 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		7.37%
C000234632 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	3.29%
C000234633 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	3.53%
C000234634 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.27%)	1.54%
C000234635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	2.79%
C000234631 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	3.67%
C000234630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%	4.44%
C000015885 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%			3.20%				9.41%
C000015887 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%			3.41%				9.63%
C000189831 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%			3.55%			7.82%
C000015886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%			1.74%				8.49%
C000087958 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%			2.17%				8.31%
C000087959 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%			2.68%				8.86%
C000189830 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%			3.39%			7.64%
C000131606 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%			3.56%				9.78%
C000212522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%			4.32%		10.06%
C000015889 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%			9.06%				10.01%
C000015891 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%			9.27%				10.22%
C000181791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%			9.43%			9.39%
C000015890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%			7.50%				9.08%
C000015894 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%			7.99%				8.91%
C000015895 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%			8.52%				9.46%
C000181792 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%			9.28%			9.24%
C000131607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%			9.46%				10.39%
Without Sales Load [Member] | C000015865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%			7.18%				8.45%
Without Sales Load [Member] | C000015872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%			8.93%				9.63%
Without Sales Load [Member] | C000015879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%			6.58%				8.50%
Without Sales Load [Member] | C000234634 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	3.06%
Without Sales Load [Member] | C000015886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%			2.95%				9.14%
Without Sales Load [Member] | C000015890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%			8.78%				9.72%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%				13.72%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%			13.31%
Russell 3000 (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%	13.78%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			11.34%				13.97%
Russell 1000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			11.34%			13.65%
Russell 1000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%		12.49%
Russell 3000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		12.21%
Russell 3000 (Inception Date 4/5/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	10.69%
Russell 3000 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.62%
Russell 3000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%			9.19%				10.52%
Russell 3000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%			9.19%			9.57%
Russell 3000 Value (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%			9.19%	10.58%
Russell 1000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%				10.58%
Russell 1000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%			9.70%
Russell 1000 Value (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%		9.81%
Russell Midcap Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%			7.94%				9.75%
Russell Midcap Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%			7.94%			8.70%
Russell Midcap Value (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%		8.25%
Russell 2000 Value (Inception Date 4/5/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%	6.85%
Russell 2000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%			5.79%				9.61%
Russell 2000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%			5.79%			7.78%
Russell 2000 Value (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%			5.79%		8.86%